Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Assets and Liabilities
Total ROU assets and lease liabilities are as follows:

	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$11,073	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$2,222	$494
Noncurrent (Other noncurrent liabilities)	9,143	232
	11,365	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	41	—
	$74	$—
Total lease liabilities	$11,439	$726

Lease-Related Balances
Information about lease-related balances were as follows:

	December 31,
	2021	2020
	(In thousands, except years and percentages)
Operating lease expense	$1,058	$571
Financing lease expense	31	—
Short-term lease expense	186	27
Total lease expense	$1,275	$598
Cash paid for leases	$1,018	$557
Weighted – average remaining lease term – operating leases (years)	4.9	1.6
Weighted – average discount rate – operating leases	4.4%	4.5%

Future Minimum Lease Payments
Maturity of operating lease liabilities as of December 31, 2021 are as follows:

(In thousands)
2022	$2,306
2023	2,696
2024	2,670
2025	2,232
2026	2,315
Thereafter	599
Total operating lease payments	$12,818
Less portion representing imputed interest	(1,453)
Total operating lease liabilities	$11,365
Less current portion	2,222
Long-term portion	$9,143